Investment Portfolio	as of February 28, 2022 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.5%
Alaska 0.0%
Alaska, Northern Tobacco Securitization Corp., “2”, Series B-2, Zero Coupon, 6/1/2066	5,500,000	871,600
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup Global Markets	1,600,000	1,955,235
5.0%, 12/1/2037, GTY: Citigroup Global Markets	8,405,000	10,712,357
Arizona, State Health Facilities Authority Revenue, Banner Health, Series C, 0.06% (a), 3/1/2022, LOC: Bank of America NA	1,000,000	1,000,000
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	5,925,825
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	5,136,783
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	7,000,000	7,614,121
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051 (b)	2,855,000	2,860,389
Series 2022, 144A, 4.0%, 6/15/2057 (b)	3,570,000	3,497,048
144A, 5.0%, 6/15/2049	1,445,000	1,515,321
144A, 5.0%, 6/15/2052	2,995,000	3,081,803
		43,298,882
California 10.0%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	5,575,000	5,795,176
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	7,600,000	8,034,788
California, Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	11,500,000	16,674,888
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2066	73,335,000	10,970,439
Series A, Prerefunded, 5.0%, 6/1/2040	11,765,000	13,117,566
Series A-1, Prerefunded, 5.0%, 6/1/2047	1,725,000	1,744,016
Series A-2, Prerefunded, 5.0%, 6/1/2047	7,875,000	7,959,824
California, Housing Finance Agency Municipal Certificates:
“A", 3.25%, 8/20/2036	8,623,045	9,091,753
“A", Series 2021-2, 3.75%, 3/25/2035	19,901,028	22,327,395
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	5,510,677	5,891,453
California, Moreno Valley Unified School District Election 2014, General Obligtion, Series C, 3.0%, 8/1/2050, INS: BAM	7,000,000	7,027,468
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,732,777
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	21,862,509
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 0.06% (a), 3/1/2022, LOC: Barclays Bank PLC	9,950,000	9,950,000

California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,612,629
4.0%, 9/1/2046	2,905,000	3,088,491
California, State General Obligation, 5.25%, 4/1/2035	15,340,000	15,392,967
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.08% (a), 3/1/2022, LOC: U.S. Bank NA	600,000	600,000
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, Prerefunded, 5.0%, 8/15/2043	10,000,000	11,220,035
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	3,200,000	3,641,711
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	675,000	742,054
Series A, 144A, 5.0%, 11/15/2051	340,000	373,054
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032 (b)	3,600,000	4,379,279
Series A, 5.0%, 8/1/2033 (b)	6,250,000	7,872,272
Series C, 5.0%, 8/1/2033 (b)	3,765,000	4,575,364
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,309,387
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,313,052
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,913,117
Series A, 5.25%, 12/1/2044	7,765,000	8,469,721
Series A, 144A, 5.5%, 12/1/2058	2,705,000	3,167,864
Irvine, CA, Ranch Water District Revenue, Series A, 0.08% (a), 3/1/2022, LOC: U.S. Bank NA	100,000	100,000
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	10,109,563
Series B, AMT, 5.0%, 5/15/2030	5,715,000	6,695,218
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,513,694
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,513,894
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series D, AMT, 5.0%, 5/15/2048	15,000,000	17,401,638
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	9,455,000	11,011,436
Series C, AMT, 5.0%, 7/1/2030	13,690,000	15,953,579
Series C, AMT, 5.0%, 7/1/2031	3,500,000	4,079,544
Series C, AMT, 5.0%, 7/1/2032	3,000,000	3,484,105
San Diego County, CA, Regional Airport Authority Revenue, Series B, Prerefunded, AMT, 5.0%, 7/1/2043	12,500,000	13,141,782
Southern California, Public Power Authority, Magnolia Power Project, Series A-20, 0.08% (a), 3/1/2022, LOC: U.S. Bank NA	100,000	100,000
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	4,165,000	4,760,365
Series O, 4.0%, 5/15/2030	5,000,000	5,692,669
Series O, 4.0%, 5/15/2031	3,335,000	3,780,352
		331,188,888
Colorado 6.5%
Colorado, Certificates of Participation, Series A, 4.0%, 12/15/2035	5,000,000	5,648,951
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,833,000	4,053,240
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	43,249,977
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	17,700,000	20,552,974
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	17,478,654

Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	4,000,000	4,310,336
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2043	4,890,000	5,532,183
Colorado, State Health Facilities Authority, Hospital Revenue, SCL Health System, Series A, 4.0%, 1/1/2037	2,615,000	2,910,527
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,040,899
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2032	14,335,000	16,812,749
Series A, AMT, 5.5%, 11/15/2028	15,000,000	15,981,206
Series A, AMT, 5.5%, 11/15/2029	14,705,000	15,654,075
Series A, AMT, 5.5%, 11/15/2030	15,080,000	16,040,132
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,318,346
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,071,268
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	5,050,000	5,375,699
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	1,000,000	990,834
Series 2021, 4.0%, 12/1/2051	3,450,000	3,293,743
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	26,688,596
		214,004,389
Connecticut 2.0%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	12,000,000	13,392,417
Connecticut, State General Obligation, Series C, 5.0%, 6/15/2029	14,690,000	17,600,051
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	2,610,000	2,970,431
Connecticut, State Health & Educational Facilities Authority Revenue, Sacred Heart University, Series K, 4.0%, 7/1/2045	5,595,000	6,154,513
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	18,260,991
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Seies C, 5.0%, 1/1/2030	2,000,000	2,475,291
Seies C, 5.0%, 1/1/2031	2,000,000	2,521,201
Seies C, 5.0%, 1/1/2032	1,665,000	2,136,069
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	360,000	364,710
144A, 4.0%, 4/1/2051	1,000,000	1,002,717
		66,878,391
Delaware 0.2%
Delaware, State Health Facilities Authority Revenue, BEEBE Medical Center, Inc., 5.0%, 6/1/2050	5,250,000	6,003,371
District of Columbia 1.6%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2033	10,300,000	11,597,093
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	345,404
5.0%, 7/1/2054	2,425,000	2,743,361
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,810,000	5,384,858
District of Columbia, Two Rivers Public Charter School, Inc.:
5.0%, 6/1/2050	3,175,000	3,566,224
5.0%, 6/1/2055	2,665,000	2,968,958

Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,056,630
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,654,785
AMT, 5.0%, 10/1/2042	10,805,000	12,391,730
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,699,972
Series A, 5.0%, 10/1/2030	1,455,000	1,694,092
		54,103,107
Florida 7.8%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	2,307,340
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,669,510
AMT, 5.0%, 10/1/2042	10,000,000	11,378,363
AMT, 5.0%, 10/1/2047	8,950,000	10,174,443
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,560,000	1,587,128
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	7,345,000	8,449,874
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	634,096
Series A-1, 5.0%, 10/1/2033	540,000	632,743
Series A-1, 5.0%, 10/1/2034	545,000	637,661
Series A-1, 5.0%, 10/1/2035	270,000	315,472
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	3,570,000	3,883,236
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	2,755,000	3,041,970
Series A, 5.0%, 6/15/2055	2,415,000	2,656,615
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	3,000,000	3,234,675
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (c), 1/1/2049	3,105,000	3,137,788
Series A, 144A, AMT, 6.5% (c), 1/1/2049	3,400,000	3,431,867
Florida, Higher Educational Facilities Financing Authority Revenue, Ringling College Project:
5.0%, 3/1/2029	985,000	1,119,374
5.0%, 3/1/2032	1,105,000	1,249,797
5.0%, 3/1/2034	1,200,000	1,356,194
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	16,409,658
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,568,881
Series B, 4.0%, 10/1/2037	1,500,000	1,640,729
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	15,000,000	14,693,715
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	1,044,837
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	2,150,000	2,319,555
Florida, State Housing Finance Corp., Revenue, Series 1, 3.5%, 7/1/2051	2,660,000	2,796,960
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	8,535,000	9,111,207
144A, 4.375%, 5/1/2050	7,135,000	7,612,698
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	2,280,000	2,182,466

Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 4.0%, 10/1/2052 (b)	4,890,000	5,314,291
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,513,683
Manatee County, FL, Transportation Project, 4.0%, 10/1/2044	7,970,000	9,034,578
Miami-Dade County, FL, Seaport Revenue, Series A-1, AMT, 4.0%, 10/1/2045, INS: AGMC	6,560,000	7,226,823
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.0%, 10/1/2044	6,000,000	6,546,437
Series B, 4.0%, 10/1/2049	32,500,000	36,078,871
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, 4.0%, 10/1/2052	20,000,000	21,999,570
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	18,951,477
Pinellas County, FL, Industrial Development Authority Revenue, 2017 Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	1,565,000	1,743,378
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	22,170,000	24,028,564
		257,716,524
Georgia 3.3%
Atlanta, GA, Water & Wastewater Revenue, Series B, Prerefunded, 5.25%, 11/1/2028	5,000,000	5,344,775
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 5.0%, 4/1/2047	18,135,000	20,559,923
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052 (b)	8,585,000	9,473,746
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2033	3,635,000	3,676,367
Series A, 5.25%, 10/1/2036	11,115,000	11,241,492
Series A, 5.25%, 10/1/2041	5,000,000	5,056,902
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,598,048
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	4,005,000	4,084,492
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,326,736
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	17,367,604
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co.	5,000,000	5,308,757
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,892,542
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	6,000,548
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,263,808
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	5,870,854
		109,066,594
Illinois 4.9%
Chicago, IL, Board of Education:
Series A, 4.0%, 12/1/2047	5,715,000	5,963,440
Series A, 5.0%, 12/1/2034	810,000	918,737
Series E, 6.038%, 12/1/2029	1,500,000	1,657,744
Chicago, IL, General Obligation:
Series A, 5.5%, 1/1/2049	2,535,000	2,919,504
Series A, 6.0%, 1/1/2038	2,290,000	2,656,174
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	3,032,325
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	3,730,000	4,135,109
Series A, 4.0%, 12/1/2055	3,705,000	4,044,534
Series A, 5.0%, 12/1/2045	3,700,000	4,412,701
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	2,999,287

Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,190,447
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.0%, 6/15/2052	11,700,000	11,842,436
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	9,971,662
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,964,439
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,364,069
Series A, 5.0%, 1/1/2037	3,965,000	4,489,140
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	9,825,000	7,061,439
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,043,068
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,908,981
5.0%, 1/1/2035	7,575,000	8,343,994
Series A, 5.0%, 5/1/2040	3,000,000	3,373,081
Series A, 5.0%, 12/1/2042	5,955,000	6,633,429
Series A, 5.0%, 5/1/2043	2,000,000	2,239,185
Series A, 5.0%, 3/1/2046	1,995,000	2,307,938
Series A, 5.25%, 12/1/2030	6,500,000	7,470,202
5.75%, 5/1/2045	4,205,000	5,046,560
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	17,075,000	20,415,365
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,342,581
		160,747,571
Indiana 0.9%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	22,701,599
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,913,029
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,720,172
		31,334,800
Iowa 0.9%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	7,135,000	7,669,047
4.0%, 10/1/2050	5,770,000	6,180,186
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College Project, 0.08% (a), 3/1/2022, LOC: Bank of America NA	5,800,000	5,800,000
Iowa, Tobacco Settlement Authority Revenue, “1”, Series A-2, 4.0%, 6/1/2049	8,740,000	9,353,361
		29,002,594
Kansas 0.2%
Kansas, State Development Finance Authority, Health Facilities Revenue, Kansas University Health System, Series J, 0.08% (a), 3/1/2022, LOC: U.S. Bank NA	7,085,000	7,085,000
Kentucky 0.1%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,444,627
Series A, 5.25%, 6/1/2041	1,915,000	2,193,468
		3,638,095
Louisiana 0.1%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,145,613

Maryland 0.7%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	2,685,000	2,815,880
Maryland, State Economic Development Corp., Port Covington Project, 4.0%, 9/1/2050	1,900,000	1,988,751
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	625,000	717,503
5.0%, 7/1/2056	1,080,000	1,234,707
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group:
Series A, 5.0%, 5/15/2042	9,735,000	11,310,401
Series A, 5.0%, 5/15/2045	5,000,000	5,806,440
		23,873,682
Massachusetts 1.4%
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.18% (a), 3/7/2022, SPA: State Street Bank & Trust Co.	400,000	400,000
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6C, 0.05% (a), 3/1/2022, LOC: TD Bank NA	1,900,000	1,900,000
Series U-6E, 0.06% (a), 3/1/2022, LOC: TD Bank NA	1,500,000	1,500,000
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,750,000	3,203,357
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,200,527
Series S-1, 5.0%, 7/1/2033	4,000,000	4,718,925
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	3,455,000	3,625,241
Series A, 4.0%, 6/1/2056	1,550,000	1,615,015
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,135,548
Massachusetts, State General Obligation, Series B, 3.0%, 2/1/2048	12,900,000	12,803,418
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue, Series 222, 3.0%, 6/1/2051	13,000,000	13,525,650
		47,627,681
Michigan 0.9%
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	1,710,000	1,816,183
4.0%, 12/1/2051	1,745,000	1,844,301
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	15,000,000	16,465,739
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	4,800,000	5,413,513
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0% (c), 10/1/2061	2,665,000	2,865,666
		28,405,402
Minnesota 0.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	5,752,417
Series A, 5.0%, 2/15/2053	14,060,000	16,117,024
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	2,870,000	3,021,548
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,721,628
		30,612,617

Missouri 0.6%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,648,835
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	2,640,000	2,867,253
Series A, 5.0%, 2/1/2046	3,285,000	3,537,164
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-1, 0.06% (a), 3/1/2022, LOC: Barclays Bank PLC	6,980,000	6,980,000
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series B, 4.0%, 5/1/2050	3,390,000	3,600,221
		19,633,473
Nebraska 0.2%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	5,971,880
Nevada 0.0%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	8,000,000	1,285,029
New Jersey 2.8%
Hudson County, NJ, Improvement Authority Revenue, Hudson County Courthouse Project, 4.0%, 10/1/2051	11,500,000	12,993,636
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2032	1,245,000	1,449,677
New Jersey, State Economic Development Authority Revenue:
Prerefunded, 5.0%, 6/15/2028	1,050,000	1,063,243
Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	19,530,899
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,255,834
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	3,262,959
Series A, 5.0%, 6/15/2047	3,205,000	3,602,445
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series C, 0.05% (a), 3/1/2022, LOC: JPMorgan Chase & Co.	5,440,000	5,440,000
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	2,080,000	2,030,418
New Jersey, State Transportation Trust Fund Authority:
Series A, 4.0%, 6/15/2039 (b)	2,335,000	2,551,684
Series A, 4.0%, 6/15/2040 (b)	2,920,000	3,185,037
Series A, 4.0%, 6/15/2041 (b)	2,820,000	3,065,980
Series A, 4.0%, 6/15/2042 (b)	1,790,000	1,941,128
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	9,280,000	10,708,865
Series A, 5.0%, 12/15/2036	2,385,000	2,747,557
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	5,920,405
Series A, 5.25%, 6/1/2046	2,630,000	3,000,070
South Jersey, NJ, Transportation Authority System Revenue:
Series A, 4.0%, 11/1/2050	2,000,000	2,144,936
Series A, 5.0%, 11/1/2045	3,000,000	3,496,058
		92,390,831

New Mexico 0.6%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,597,416
Series A, 4.0%, 6/1/2030	5,795,000	6,591,335
New Mexico, State Mortgage Finance Authority, Series A, 3.5%, 1/1/2051	3,725,000	3,914,590
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	3,540,000	3,737,194
		20,840,535
New York 14.7%
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	820,000	929,075
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.1% (a), 3/1/2022, LOC: Barclays Bank PLC	3,780,000	3,780,000
Series G-1, 0.1% (a), 3/1/2022, LOC: Barclays Bank PLC	1,400,000	1,400,000
Series A-1, 4.0%, 11/15/2041, INS: AGMC	12,000,000	13,254,283
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	16,942,906
Series D, 5.0%, 11/15/2028	9,715,000	9,966,913
Series D, 5.0%, 11/15/2038	13,635,000	14,343,477
Series B, 5.25%, 11/15/2044	25,000,000	26,701,965
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.09% (a), 3/1/2022, LOC: TD Bank NA	200,000	200,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B-2, 5.0%, 11/15/2034	10,940,000	12,823,843
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2048	10,305,000	11,426,383
Series A, Prerefunded, 5.0%, 2/15/2035	9,305,000	9,671,950
Series B, 5.0%, 2/15/2035	29,990,000	32,975,819
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	11,067
Series A, 5.0%, 2/15/2039	3,950,000	4,539,433
Series C, 5.0%, 3/15/2042	14,750,000	15,761,058
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,910,671
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2050	10,000,000	11,096,727
New York, State Thruway Authority:
Series N, 3.0%, 1/1/2049	2,500,000	2,471,644
Series O, Group 2, 4.0%, 1/1/2044	16,375,000	18,254,947
New York, State Thruway Authority General Revenue, Junior Indebtedness Obligation, Series B, 4.0%, 1/1/2040, INS: AGMC	40,000,000	44,326,272
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,307,851
AMT, 5.0%, 10/1/2040	4,000,000	4,613,991
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	1,018,930
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,093,382
Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,143,839
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2031	4,600,000	5,385,490
New York, Triborough Bridge & Tunnel Authority Revenue, Series A, 4.0%, 11/15/2054	5,000,000	5,533,028
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 5.0%, 11/15/2049	4,685,000	5,668,265
Series A, 5.0%, 11/15/2054	5,155,000	6,214,610
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,331,058

New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,408,716
Series TE, 5.0%, 12/15/2035	4,000,000	4,259,426
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series EE-2, 0.11% (a), 3/1/2022, LIQ: State Street B&T Co.	300,000	300,000
Series AA-1, 4.0%, 6/15/2051	10,000,000	11,199,266
Series DD, 5.0%, 6/15/2036	6,000,000	6,484,028
Series BB-1, 5.0%, 6/15/2049	10,000,000	11,959,922
New York City, NY, Transitional Finance Authority Revenue:
Series A-3, 4.0%, 5/1/2043	10,000,000	11,059,850
Series A-3, 4.0%, 5/1/2044	5,000,000	5,521,591
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 4.0%, 5/1/2031	5,430,000	5,959,966
Series A, 5.0%, 2/1/2031	5,000,000	5,779,343
Series F-1, 5.0%, 5/1/2031	4,900,000	5,696,059
Series D-1, 5.0%, 2/1/2038	17,655,000	18,826,851
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-3, 5.0%, 7/15/2031	4,000,000	4,810,748
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,268,003
New York, NY, General Obligation:
Series G-6, 0.07% (a), 3/1/2022, LOC: Mizuho Bank Ltd.	6,880,000	6,880,000
Series D-4, 0.09% (a), 3/1/2022, LOC: TD Bank NA	420,000	420,000
Series I-4, 0.09% (a), 3/1/2022, LOC: TD Bank NA	2,100,000	2,100,000
Series L-4, 0.11% (a), 3/1/2022, LOC: U.S. Bank NA	4,300,000	4,300,000
Series B-1, 5.0%, 12/1/2031	2,000,000	2,302,487
Series D-1, 5.0%, 10/1/2033	16,585,000	16,642,772
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2029	8,000,000	9,481,945
Series 207, AMT, 5.0%, 9/15/2030	20,000,000	23,607,954
Series 207, AMT, 5.0%, 9/15/2032	10,000,000	11,739,190
		487,106,994
North Carolina 0.7%
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	9,540,000	9,862,049
North Carolina, State Housing Finance Agency:
Series 47, 3.0%, 7/1/2051	8,000,000	8,321,309
Series 42, 4.0%, 1/1/2050	4,910,000	5,213,786
		23,397,144
Ohio 3.3%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A, 4.0%, 6/1/2048	9,975,000	10,482,520
“2", Series B-2, 5.0%, 6/1/2055	6,000,000	6,536,364
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,932,793
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,044,298
5.0%, 1/1/2046	2,790,000	2,954,079
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	13,205,846
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,328,564
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	8,071,865
144A, 5.0%, 12/1/2048	7,500,000	7,714,798

Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	4,510,000	4,855,232
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, Series A, 3.75%, 9/1/2050	3,555,000	3,783,832
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	4,810,873
Series A-1, 5.25%, 2/15/2031	9,375,000	9,762,323
Series A-1, 5.25%, 2/15/2032	7,500,000	7,809,859
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039 (b)	3,890,000	4,795,993
		109,089,239
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	2,185,000	2,597,486
Series B, 5.5%, 8/15/2057	9,385,000	11,125,821
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	7,053,099
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	2,960,000	3,069,473
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,723,541
		25,569,420
Oregon 0.0%
Oregon, State Facilities Authority Revenue, PeaceHealth Obligated Group, Series A, 0.1% (a), 3/1/2022, LOC: U.S. Bank NA	200,000	200,000
Pennsylvania 4.1%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	713,560
5.0%, 12/1/2054	1,825,000	1,946,931
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,385,765
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,289,042
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,532,601
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,504,444
5.0%, 6/1/2028	1,290,000	1,535,745
5.0%, 6/1/2029	1,290,000	1,527,441
5.0%, 6/1/2030	855,000	1,008,548
5.0%, 6/1/2031	865,000	1,017,662
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,464,589
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	10,958,562
Series D, 5.0%, 8/15/2032	5,000,000	5,582,606
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 136, 3.0%, 10/1/2051	6,000,000	6,208,999
Series 132A, 3.5%, 4/1/2051	2,655,000	2,761,660
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2050	10,250,000	11,255,027
Series B, 5.0%, 6/1/2033	12,000,000	13,524,391
Series A-1, 5.0%, 12/1/2040	15,000,000	16,582,740
Series B-1, 5.0%, 6/1/2042	6,950,000	7,947,438
Series A-1, 5.0%, 12/1/2042	5,000,000	5,817,100
Series A, 5.0%, 12/1/2044	20,335,000	24,296,697

Series A-1, 5.0%, 12/1/2047	3,335,000	3,854,500
Series B, 5.0%, 12/1/2050	4,335,000	5,199,776
		135,915,824
South Carolina 3.2%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,201,345
Lexington County, SC, Health Services District, Lexington Medical Center:
5.0%, 11/1/2041	2,500,000	2,804,632
5.0%, 11/1/2046	7,490,000	8,399,486
South Carolina, State Public Service Authority Revenue:
Series A, 4.0%, 12/1/2055	20,000,000	21,823,266
Series A, 5.0%, 12/1/2033	4,400,000	5,015,781
Series A, 5.0%, 12/1/2036	4,780,000	5,450,242
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	35,555,000	38,419,659
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	17,800,598
		105,915,009
South Dakota 1.2%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	22,043,614
5.0%, 7/1/2046	16,140,000	18,688,177
		40,731,791
Tennessee 0.5%
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 4.0%, 7/1/2034	6,000,000	6,775,563
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	4,298,233
Series B, AMT, 4.0%, 7/1/2054	6,000,000	6,406,489
		17,480,285
Texas 11.4%
Bowie County, TX, Industrial Development Corp., Revenue, Texarkana Newspapers Inc., Project, 0.09% (a), 3/1/2022, LOC: JPMorgan Chase NA	450,000	450,000
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series E, 4.0%, 1/1/2050	8,985,000	9,750,164
Series A, Prerefunded, 5.0%, 1/1/2040	4,730,000	5,301,132
Series E, 5.0%, 1/1/2045	1,500,000	1,776,420
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	12,739,073
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2047	2,175,000	2,488,937
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	2,145,000	2,382,516
Series A, 4.0%, 3/1/2050	5,705,000	6,312,273
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,189,994
5.0%, 9/1/2030	1,000,000	1,189,493
5.0%, 9/1/2031	850,000	1,008,637
Houston, TX, Utility Systems Revenue, First Lien:
Series A, 5.0%, 11/15/2032	2,320,000	2,912,164
Series A, 5.0%, 11/15/2033	2,475,000	3,103,710
Series B, 5.0%, 11/15/2034	5,000,000	5,759,780

Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project:
5.0%, 5/15/2045	1,500,000	1,772,423
5.0%, 5/15/2050	2,500,000	2,930,805
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2040	8,825,000	9,113,911
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,521,045
Series B, 5.0%, 1/1/2048	8,615,000	9,817,587
North Texas, Tollway Authority System Revenue, First Tier, Series A, 4.0%, 1/1/2044	13,315,000	14,839,839
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	435,000	451,075
Series A, 5.0%, 10/1/2051	645,000	659,264
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	2,000,000	2,129,877
Series A, 4.0%, 4/1/2051	3,500,000	3,710,105
Series A, 4.0%, 4/1/2054	2,310,000	2,439,352
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	7,652,659
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	29,361,010
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.09% (a), 3/1/2022, LOC: TD Bank NA	2,325,000	2,325,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
Prerefunded, 5.0%, 8/15/2036	7,000,000	7,399,118
Prerefunded, 5.0%, 8/15/2043	9,900,000	10,464,466
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	12,250,000	13,424,932
Series B, Prerefunded, 5.25%, 10/1/2051	20,000,000	21,302,240
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	25,220
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	4,476,785
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2055	2,295,000	2,401,014
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	4,605,000	3,345,016
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	1,145,000	1,267,521
Series A, 4.0%, 12/31/2038	1,145,000	1,267,521
Series A, 4.0%, 6/30/2039	875,000	966,048
Series A, 4.0%, 12/31/2039	1,010,000	1,115,096
Series A, 4.0%, 6/30/2040	815,000	898,269
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	13,500,000	15,435,540
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	3,087,341
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	6,639,026
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	13,210,000	14,865,755
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	15,576,461
Series C, 5.0%, 8/15/2042	5,085,000	5,487,719

Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2030	8,500,000	9,434,853
Series B, 4.0%, 10/15/2033	20,000,000	22,951,852
Series A, 4.0%, 10/15/2036	5,000,000	5,588,992
Series B, 4.0%, 10/15/2036	23,580,000	26,990,979
Series B, 4.0%, 10/15/2037	7,000,000	8,005,023
Series A, 4.0%, 10/15/2049	4,685,000	5,293,813
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	16,750,000	23,970,674
		378,769,519
Utah 0.8%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2032	5,000,000	5,816,459
Series A, AMT, 5.0%, 7/1/2043	3,850,000	4,417,082
Series A, AMT, 5.0%, 7/1/2047	13,435,000	15,052,552
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,634,224
		27,920,317
Virginia 2.7%
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	4,010,000	4,344,855
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project:
AMT, 4.0%, 1/1/2038 (b)	500,000	540,912
AMT, 4.0%, 1/1/2040 (b)	3,775,000	4,071,462
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052 (b)	3,125,000	3,746,668
AMT, 5.0%, 12/31/2057 (b)	1,560,000	1,854,320
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2052	19,655,000	22,470,707
AMT, 5.0%, 12/31/2056	5,000,000	5,710,153
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	16,444,011
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education:
Series A, 4.0%, 9/1/2030	5,590,000	6,244,197
Series A, 4.0%, 9/1/2031	4,710,000	5,160,432
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,563,653
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	6,073,065
Virginia, State Public Building Authority, Public Facility Revenue, Series B, AMT, 4.0%, 8/1/2039	9,700,000	10,825,564
		90,049,999
Washington 5.8%
King County, WA, School District No. 412 Shoreline:
4.0%, 12/1/2035	5,505,000	6,298,212
4.0%, 12/1/2037	15,000,000	17,141,372
5.0%, 12/1/2031	14,345,000	17,311,933
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	9,549,861
Series A, AMT, 5.0%, 5/1/2030	6,200,000	7,111,364
Series A, AMT, 5.0%, 5/1/2031	9,200,000	10,523,184
Seattle, WA, Municipal Light & Power Revenue, Series A, 4.0%, 1/1/2038	6,875,000	7,690,868
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	18,800,000	21,160,569

Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2046	15,000,000	21,280,592
Washington, Energy Northwest Electric Revenue, Series C, 5.0%, 7/1/2030	14,405,000	17,363,093
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,665,000	4,464,482
Series B, 3.0%, 7/1/2048	13,800,000	12,817,268
Washington, State General Obligation, Series C, 5.0%, 2/1/2031	16,000,000	19,048,046
Washington, State Higher Educational Facilities Authority, Seattle University Project:
4.0%, 5/1/2038	4,690,000	5,058,540
4.0%, 5/1/2050	4,350,000	4,731,199
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	9,197,454
		190,748,037
West Virginia 1.0%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	10,085,295
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	22,910,954
		32,996,249
Wisconsin 1.5%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	9,592,451
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 3/31/2056	8,095,000	8,388,199
Wisconsin, Public Finance Authority, Retirement Facilities Revenue, The United Methodist Retirement Homes:
Series 2021 A, 4.0%, 10/1/2041	300,000	324,554
Series A, 4.0%, 10/1/2046	405,000	432,924
Series A, 4.0%, 10/1/2051	1,295,000	1,378,775
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	495,000	509,786
144A, 4.0%, 4/1/2052	845,000	858,101
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,232,181
144A, 5.75%, 5/1/2054	5,085,000	5,033,040
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,671,705
144A, 5.0%, 10/1/2053	12,415,000	13,243,120
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.1% (a), 3/1/2022, LOC: Barclays Bank PLC	2,000,000	2,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Oakwood Lutheran Senior Ministries LLC , 4.0%, 1/1/2057	3,960,000	3,962,466
		48,627,302
Guam 0.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,273,941

Puerto Rico 0.9%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	87,563,000	28,445,812
Series A-1, Zero Coupon, 7/1/2051	5,026,000	1,183,055
		29,628,867
Total Municipal Investments (Cost $3,175,248,544)		3,334,146,486

Underlying Municipal Bonds of Inverse Floaters (d) 0.4%
New York
New York, General Obligation, 5.0%, 4/1/2037 (e) (Cost $12,050,295)	10,000,000	11,767,390
Trust: New York, NY, General Obligation, Series 2020-XM0900, 144A, 17.72%, 4/1/2026, Leverage Factor at purchase date: 4 to 1

Corporate Bonds 0.3%
Consumer Discretionary
Grand Canyon University, 5.125%, 10/1/2028 (Cost $10,835,000)	10,835,000	10,835,000
	Shares	Value ($)

Closed-End Investment Companies 0.1%
Nuveen Quality Municipal Income Fund (Cost $5,031,208)	344,000	4,970,800

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (f) (Cost $74,579)	74,380	74,380

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,203,239,626)	101.3	3,361,794,056
Floating Rate Notes (d)	(0.2)	(7,500,000)
Other Assets and Liabilities, Net	(1.1)	(36,332,441)
Net Assets	100.0	3,317,961,615
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(b)	When-issued security.
(c)	Variable or floating rate security. These securities are shown at their current rate as of February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(e)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$3,345,913,876	$—	$3,345,913,876
Corporate Bonds	—	10,835,000	—	10,835,000
Closed-End Investment Companies	4,970,800	—	—	4,970,800
Open-End Investment Companies	74,380	—	—	74,380
Total	$5,045,180	$3,356,748,876	$—	$3,361,794,056
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMMBF-PH3
R-080548-1 (1/23)